SUBSEQUENT EVENTS	9 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
SUBSEQUENT EVENTS [Text Block]

NOTE 11 – SUBSEQUENT EVENTS

Common stock issued for services

Between January 2 2014 and January 14, 2014, the Company issued 280,000 shares of common stock to various consultants in consideration for services rendered by the consultants to the company.

Lease with related party

On January 17, 2014 the Company entered into an equipment lease with Water Engineering Solutions LLC, an entity that is controlled and owned by an officer, director and shareholder, for specialized equipment totaling $190,756. The Company made a down payment of $39,543 and agreed to a 60 month term at $2,512 per month and a final payment of $28,585.

NOTE 12 – SUBSEQUENT EVENT

On April 17, 2013, the Company executed a promissory note for $25,000 for an additional bridge loan in connection with the contemplated sale of the Company’s equity securities (see Note 10 above). The note bears interest at the rate of 10% per annum and is due and payable along with any unpaid or accrued interest on April 30, 2013. The note is secured by all of the business assets of the Company. Upon consummation of the proposed sale, this bridge loan will become convertible into one share of Pubco common stock and 1.5 warrants for additional shares of Pubco common stock.